T. ROWE PRICE Mid-Cap Index Fund
March 31, 2023 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.9%
COMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 0.2%
Frontier Communications Parent (1) 7,286 166
Lumen Technologies  30,405 81
247
Entertainment 2.1%
AMC Entertainment Holdings, Class A (1)(2) 15,466 77
Liberty Media-Liberty Formula One, Class A (1) 634 43
Liberty Media-Liberty Formula One, Class C (1) 5,989 448
Madison Square Garden Sports  552 108
Playtika Holding (1) 2,716 31
ROBLOX, Class A (1) 13,346 600
Roku (1) 3,639 239
Spotify Technology (1) 4,176 558
World Wrestling Entertainment, Class A  1,279 117
2,221
Interactive Media & Services 0.8%
IAC (1) 2,283 118
Pinterest, Class A (1) 17,723 483
TripAdvisor (1) 3,045 61
ZoomInfo Technologies (1) 8,174 202
864
Media 1.8%
Altice USA, Class A (1) 6,295 22
Cable One  172 121
Liberty Broadband, Class A (1) 514 42
Liberty Broadband, Class C (1) 3,563 291
Liberty Media-Liberty SiriusXM, Class A (1) 2,237 63
Liberty Media-Liberty SiriusXM, Class C (1) 4,582 128
New York Times, Class A  4,829 188
Nexstar Media Group, Class A  1,078 186
Sirius XM Holdings (2) 20,894 83
Trade Desk, Class A (1) 13,085 797
1,921
Total Communication Services 5,253
CONSUMER DISCRETIONARY 12.1%
Automobile Components 0.5%
Gentex  6,988 196
Lear  1,758 245
QuantumScape (1)(2) 7,685 63

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
504
Automobiles 0.6%
Harley-Davidson  4,014 152
Lucid Group (1)(2) 17,283 139
Rivian Automotive, Class A (1) 15,430 239
Thor Industries  1,532 122
652
Broadline Retail 0.3%
Kohl's  3,264 77
Macy's  8,042 141
Nordstrom (2) 3,299 54
Ollie's Bargain Outlet Holdings (1) 1,855 107
379
Diversified Consumer Services 0.7%
ADT  6,239 45
Bright Horizons Family Solutions (1) 1,723 133
Grand Canyon Education (1) 912 104
H&R Block  4,554 161
Mister Car Wash (1)(2) 2,329 20
Service Corp International  4,468 307
770
Hotels, Restaurants & Leisure 3.9%
Airbnb, Class A (1) 11,190 1,392
Aramark  7,029 252
Boyd Gaming  2,296 147
Choice Hotels International  956 112
Churchill Downs  1,066 274
DoorDash, Class A (1) 7,453 474
DraftKings, Class A (1) 10,525 204
Hyatt Hotels, Class A (1) 1,409 158
Marriott Vacations Worldwide  1,112 150
Penn Entertainment (1) 4,586 136
Planet Fitness, Class A (1) 2,482 193
Six Flags Entertainment (1) 2,216 59
Travel + Leisure  2,372 93
Vail Resorts  1,196 279
Wendy's  5,058 110
Wyndham Hotels & Resorts  2,581 175
4,208
Household Durables 0.7%
Leggett & Platt  3,939 126
Tempur Sealy International  4,946 195
Toll Brothers  3,274 197

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
TopBuild (1) 948 197
715
Leisure Products 0.7%
Brunswick  2,149 176
Mattel (1) 10,455 192
Peloton Interactive, Class A (1) 9,162 104
Polaris  1,636 181
YETI Holdings (1) 2,564 103
756
Specialty Retail 2.4%
AutoNation (1) 1,010 136
Burlington Stores (1) 1,942 392
Carvana (1)(2) 3,137 31
Dick's Sporting Goods  1,590 225
Five Below (1) 1,630 336
Floor & Decor Holdings, Class A (1) 3,084 303
GameStop, Class A (1)(2) 7,989 184
Gap (2) 5,801 58
Leslie's (1) 5,253 58
Lithia Motors  805 184
Penske Automotive Group  766 108
Petco Health & Wellness (1) 2,425 22
RH (1) 539 131
Victoria's Secret (1) 2,424 83
Wayfair, Class A (1) 2,349 81
Williams-Sonoma  1,980 241
2,573
Textiles, Apparel & Luxury Goods 2.3%
Capri Holdings (1) 3,680 173
Carter's  1,115 80
Columbia Sportswear  1,075 97
Deckers Outdoor (1) 787 354
Hanesbrands  10,408 55
Lululemon Athletica (1) 3,329 1,212
PVH  1,869 167
Skechers USA, Class A (1) 3,999 190
Under Armour, Class A (1) 5,665 54
Under Armour, Class C (1) 5,651 48
2,430
Total Consumer Discretionary 12,987

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 2.4%
Beverages 0.1%
Boston Beer, Class A (1) 281 92
92
Consumer Staples Distribution & Retail 1.2%
Albertsons, Class A  6,935 144
BJ's Wholesale Club Holdings (1) 4,003 305
Casey's General Stores  1,101 238
Grocery Outlet Holding (1) 2,628 74
Performance Food Group (1) 4,540 274
U.S. Foods Holding (1) 6,032 223
1,258
Food Products 0.9%
Darling Ingredients (1) 4,777 279
Flowers Foods  5,590 153
Freshpet (1) 1,353 90
Ingredion  1,949 198
Pilgrim's Pride (1) 1,390 32
Post Holdings (1) 1,602 144
Seaboard  8 30
926
Household Products 0.1%
Reynolds Consumer Products  1,623 45
Spectrum Brands Holdings  1,191 79
124
Personal Care Products 0.1%
Coty, Class A (1) 10,412 126
Olaplex Holdings (1) 3,739 16
142
Total Consumer Staples 2,542
ENERGY 3.2%
Energy Equipment & Services 0.2%
NOV  11,731 217
217
Oil, Gas & Consumable Fuels 3.0%
Antero Midstream  9,997 105
Antero Resources (1) 8,435 195
Cheniere Energy  7,420 1,169
Chesapeake Energy  3,625 276
DT Midstream  2,884 142
Enviva  897 26
HF Sinclair  4,012 194

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
New Fortress Energy  1,657 49
Ovintiv  7,296 263
PDC Energy  2,612 168
Range Resources  7,004 185
Southwestern Energy (1) 32,636 163
Texas Pacific Land  170 289
Vitesse Energy  773 15
3,239
Total Energy 3,456
FINANCIALS 16.2%
Banks 2.8%
Bank of Hawaii (2) 1,161 60
Bank OZK  3,312 113
BOK Financial  865 73
Columbia Banking System  6,131 131
Commerce Bancshares  3,409 199
Cullen/Frost Bankers  1,735 183
East West Bancorp  4,205 233
First Citizens BancShares, Class A  327 318
First Hawaiian  3,814 79
First Horizon  15,798 281
FNB  10,651 124
New York Community Bancorp  19,917 180
PacWest Bancorp  3,475 34
Pinnacle Financial Partners  2,231 123
Popular  2,089 120
Prosperity Bancshares  2,604 160
Synovus Financial  4,274 132
Webster Financial  5,130 202
Western Alliance Bancorp  3,142 112
Wintrust Financial  1,783 130
2,987
Capital Markets 5.7%
Affiliated Managers Group  1,113 158
Ares Management, Class A  4,561 381
Blackstone  21,158 1,858
Blue Owl Capital  12,557 139
Carlyle Group  6,157 191
Coinbase Global, Class A (1) 4,771 322
Evercore, Class A  1,080 125
Interactive Brokers Group, Class A  2,757 228
Janus Henderson Group  4,049 108
Jefferies Financial Group  5,886 187
KKR  17,053 896

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Lazard, Class A  2,463 81
LPL Financial Holdings  2,375 481
Morningstar  739 150
Robinhood Markets, Class A (1) 16,989 165
SEI Investments  3,058 176
Stifel Financial  3,064 181
Tradeweb Markets, Class A  3,224 255
Virtu Financial, Class A  2,814 53
6,135
Consumer Finance 0.7%
Ally Financial  8,916 227
Credit Acceptance (1)(2) 196 85
OneMain Holdings  3,399 126
SLM  7,106 88
SoFi Technologies (1) 23,974 146
Upstart Holdings (1)(2) 2,065 33
705
Financial Services 3.3%
Affirm Holdings (1) 6,622 75
Apollo Global Management  14,418 911
Block, Class A (1) 15,985 1,097
Corebridge Financial  2,399 38
Equitable Holdings  11,005 279
Euronet Worldwide (1) 1,406 157
MGIC Investment  8,751 117
Rocket, Class A (1) 3,442 31
Shift4 Payments, Class A (1)(2) 1,500 114
TFS Financial  1,464 19
Toast, Class A (1) 7,638 136
UWM Holdings (2) 2,679 13
Voya Financial  2,918 209
Western Union  11,041 123
WEX (1) 1,300 239
3,558
Insurance 3.1%
American Financial Group  2,011 244
Assured Guaranty  1,715 86
Axis Capital Holdings  2,304 126
Brighthouse Financial (1) 2,011 89
CNA Financial  800 31
Erie Indemnity, Class A  744 172
F&G Annuities & Life  568 10
Fidelity National Financial  7,776 272
First American Financial  3,001 167

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Hanover Insurance Group  1,060 136
Kemper  1,893 104
Markel (1) 394 503
Old Republic International  8,370 209
Primerica  1,095 189
Reinsurance Group of America  1,994 265
RenaissanceRe Holdings  1,285 258
Ryan Specialty Holdings (1) 2,446 98
Unum Group  5,921 234
White Mountains Insurance Group  74 102
3,295
Mortgage Real Estate Investment Trusts 0.6%
AGNC Investment, REIT  16,973 171
Annaly Capital Management, REIT  13,956 267
Rithm Capital, REIT  12,891 103
Starwood Property Trust, REIT (2) 8,663 153
694
Total Financials 17,374
HEALTH CARE 10.6%
Biotechnology 4.4%
Alnylam Pharmaceuticals (1) 3,666 734
BioMarin Pharmaceutical (1) 5,506 535
Exact Sciences (1) 5,199 353
Exelixis (1) 9,507 185
Horizon Therapeutics (1) 6,601 720
Ionis Pharmaceuticals (1) 4,201 150
Mirati Therapeutics (1) 1,330 49
Natera (1) 2,923 162
Neurocrine Biosciences (1) 2,859 289
Novavax (1)(2) 2,665 19
Sarepta Therapeutics (1) 2,502 345
Seagen (1) 4,053 821
Ultragenyx Pharmaceutical (1) 1,994 80
United Therapeutics (1) 1,326 297
4,739
Health Care Equipment & Supplies 1.5%
Enovis (1) 1,513 81
Envista Holdings (1) 4,841 198
Globus Medical, Class A (1) 2,299 130
ICU Medical (1) 600 99
Integra LifeSciences Holdings (1) 2,152 124
Masimo (1) 1,416 261
Novocure (1) 3,090 186
Penumbra (1) 1,060 295

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
QuidelOrtho (1) 1,450 129
Tandem Diabetes Care (1) 1,899 77
1,580
Health Care Providers & Services 1.2%
Acadia Healthcare (1) 2,651 192
agilon health (1)(2) 5,639 134
Amedisys (1) 953 70
Chemed  435 234
Encompass Health  2,905 157
Enhabit (1) 1,445 20
Guardant Health (1)(2) 2,911 68
Oak Street Health (1) 3,450 133
Premier, Class A  3,488 113
Tenet Healthcare (1) 3,161 188
1,309
Health Care Technology 1.0%
Certara (1) 3,472 84
Definitive Healthcare (1) 1,074 11
Doximity, Class A (1)(2) 3,323 107
Teladoc Health (1) 4,757 123
Veeva Systems, Class A (1) 4,155 764
1,089
Life Sciences Tools & Services 1.6%
10X Genomics, Class A (1) 2,757 154
Avantor (1) 18,149 384
Azenta (1) 2,026 90
Bruker  3,204 252
Maravai LifeSciences Holdings, Class A (1) 3,230 45
QIAGEN (1) 6,745 310
Repligen (1) 1,650 278
Sotera Health (1) 2,956 53
Syneos Health (1) 3,051 109
1,675
Pharmaceuticals 0.9%
Elanco Animal Health (1) 13,186 124
Jazz Pharmaceuticals (1) 1,839 269
Perrigo  3,996 143
Royalty Pharma, Class A  11,066 399
935
Total Health Care 11,327
INDUSTRIALS & BUSINESS SERVICES 16.6%
Aerospace & Defense 1.8%
Axon Enterprise (1) 2,019 454

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
BWX Technologies  2,716 171
Curtiss-Wright  1,139 201
HEICO  1,335 228
HEICO, Class A  2,358 321
Hexcel  2,489 170
Mercury Systems (1) 1,472 75
Spirit AeroSystems Holdings, Class A  3,103 107
Woodward  1,719 167
1,894
Air Freight & Logistics 0.1%
GXO Logistics (1) 3,142 159
159
Building Products 1.9%
Advanced Drainage Systems  1,858 156
Armstrong World Industries  1,348 96
AZEK (1) 3,326 78
Builders FirstSource (1) 4,325 384
Carlisle  1,530 346
Fortune Brands Innovations  3,808 224
Hayward Holdings (1) 2,027 24
Lennox International  955 240
Masterbrand (1) 3,782 30
Owens Corning  2,785 267
Trex (1) 3,266 159
2,004
Commercial Services & Supplies 0.8%
Clean Harbors (1) 1,516 216
Driven Brands Holdings (1) 1,870 57
MSA Safety  1,098 146
Ritchie Bros Auctioneers  2,092 118
Stericycle (1) 2,722 119
Tetra Tech  1,563 229
885
Construction & Engineering 1.1%
AECOM  3,933 332
MasTec (1) 1,813 171
MDU Resources  6,007 183
Valmont Industries  623 199
WillScot Mobile Mini Holdings (1) 6,071 284
1,169
Electrical Equipment 1.7%
Acuity Brands  955 174
ChargePoint Holdings (1)(2) 7,522 79

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Hubbell  1,593 388
nVent Electric  4,952 213
Plug Power (1)(2) 15,448 181
Regal Rexnord  1,935 272
Sensata Technologies Holding  4,516 226
Sunrun (1) 6,165 124
Vertiv Holdings  9,022 129
1,786
Ground Transportation 2.9%
Avis Budget Group (1) 762 148
Hertz Global Holdings (1)(2) 5,409 88
Knight-Swift Transportation Holdings  4,659 264
Landstar System  1,060 190
Lyft, Class A (1) 9,725 90
RXO (1) 3,399 67
Ryder System  1,442 129
Schneider National, Class B  1,615 43
Uber Technologies (1) 57,229 1,814
U-Haul Holding  2,406 125
U-Haul Holding (2) 261 16
XPO (1) 3,043 97
3,071
Machinery 2.6%
AGCO  1,855 251
Allison Transmission Holdings  2,728 123
Crane Holdings  1,404 159
Donaldson  3,612 236
Esab  1,690 100
Flowserve  3,871 132
Gates Industrial (1) 3,227 45
Graco  4,991 364
ITT  2,479 214
Lincoln Electric Holdings  1,673 283
Middleby (1) 1,597 234
Oshkosh  1,953 163
Timken  1,824 149
Toro  3,103 345
2,798
Marine Transportation 0.1%
Kirby (1) 1,770 123
123
Passenger Airlines 0.1%
Copa Holdings, Class A (1) 843 78

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
JetBlue Airways (1) 9,596 70
148
Professional Services 2.4%
Booz Allen Hamilton Holding  3,904 362
CACI International, Class A (1) 689 204
Clarivate (1) 14,050 132
Concentrix  1,268 154
Dun & Bradstreet Holdings  7,486 88
FTI Consulting (1) 1,003 198
Genpact  5,314 245
KBR  4,073 224
ManpowerGroup  1,493 123
Science Applications International  1,635 176
SS&C Technologies Holdings  6,565 371
TransUnion  5,727 356
2,633
Trading Companies & Distributors 1.1%
Air Lease  3,077 121
Core & Main, Class A (1) 2,205 51
MSC Industrial Direct, Class A  1,372 115
SiteOne Landscape Supply (1) 1,323 181
Univar Solutions (1) 4,793 168
Watsco  979 312
WESCO International  1,332 206
1,154
Total Industrials & Business Services 17,824
INFORMATION TECHNOLOGY 21.5%
Communications Equipment 0.4%
Ciena (1) 4,404 231
Lumentum Holdings (1) 2,028 110
Ubiquiti (2) 122 33
Viasat (1)(2) 2,170 73
447
Electronic Equipment, Instruments & Components 1.7%
Arrow Electronics (1) 1,730 216
Avnet  2,695 122
Cognex  5,203 258
Coherent (1) 3,555 135
IPG Photonics (1) 967 119
Jabil  3,885 343
Littelfuse  722 194
National Instruments  3,920 205
TD SYNNEX  1,387 134

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Vontier  4,692 128
1,854
IT Services 4.0%
Amdocs  3,532 339
Cloudflare, Class A (1) 8,439 520
Globant (1) 1,211 199
GoDaddy, Class A (1) 4,654 362
Kyndryl Holdings (1) 6,102 90
MongoDB (1) 1,979 461
Okta (1) 4,501 388
Snowflake, Class A (1) 9,244 1,426
Thoughtworks Holding (1) 2,661 20
Twilio, Class A (1) 5,180 345
Wix.com (1) 1,643 164
4,314
Semiconductors & Semiconductor Equipment 2.6%
Allegro MicroSystems (1) 1,979 95
Cirrus Logic (1) 1,630 178
Entegris  4,417 362
GLOBALFOUNDRIES (1)(2) 1,883 136
Lattice Semiconductor (1) 4,036 385
Marvell Technology  25,299 1,096
MKS Instruments  1,699 151
Universal Display  1,291 200
Wolfspeed (1) 3,680 239
2,842
Software 12.3%
Alteryx, Class A (1) 1,785 105
AppLovin, Class A (1) 6,512 103
Aspen Technology (1) 804 184
Atlassian, Class A (1) 4,340 743
Bentley Systems, Class B  5,038 217
BILL Holdings (1) 2,956 240
Black Knight (1) 4,615 266
CCC Intelligent Solutions Holdings (1) 5,108 46
Confluent, Class A (1) 3,708 89
Crowdstrike Holdings, Class A (1) 6,423 882
Datadog, Class A (1) 7,921 576
DocuSign (1) 5,875 342
Dolby Laboratories, Class A  1,754 150
DoubleVerify Holdings (1) 2,558 77
Dropbox, Class A (1) 7,980 172
Dynatrace (1) 6,478 274
Elastic (1) 2,292 133

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Five9 (1) 2,105 152
Guidewire Software (1) 2,434 200
HubSpot (1) 1,382 592
Informatica, Class A (1) 1,113 18
Jamf Holding (1) 1,976 38
Manhattan Associates (1) 1,852 287
nCino (1) 2,096 52
NCR (1) 3,835 90
New Relic (1) 1,583 119
Nutanix, Class A (1) 6,830 177
Palantir Technologies, Class A (1) 54,867 464
Palo Alto Networks (1) 8,865 1,771
Paycor HCM (1) 1,831 49
Paylocity Holding (1) 1,193 237
Pegasystems  1,232 60
Procore Technologies (1) 2,113 132
RingCentral, Class A (1) 2,536 78
SentinelOne, Class A (1) 5,683 93
Smartsheet, Class A (1) 3,781 181
Splunk (1) 4,861 466
Teradata (1) 3,039 122
UiPath, Class A (1) 11,214 197
Unity Software (1) 7,023 228
VMware, Class A (1) 6,370 795
Workday, Class A (1) 5,954 1,230
Zoom Video Communications, Class A (1) 7,331 541
Zscaler (1) 2,521 294
13,262
Technology Hardware, Storage & Peripherals 0.5%
Dell Technologies, Class C  7,024 283
Pure Storage, Class A (1) 8,471 216
499
Total Information Technology 23,218
MATERIALS 4.6%
Chemicals 1.6%
Ashland  1,511 155
Axalta Coating Systems (1) 6,567 199
Chemours  4,365 131
Element Solutions  6,675 129
Ginkgo Bioworks Holdings (1) 25,585 34
Huntsman  5,438 149
NewMarket  171 62
Olin  3,626 201
RPM International  3,795 331

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Scotts Miracle-Gro  1,205 84
Valvoline  5,153 180
Westlake  978 114
1,769
Construction Materials 0.1%
Eagle Materials  1,074 158
158
Containers & Packaging 1.2%
AptarGroup  1,956 231
Ardagh Metal Packaging  4,310 18
Berry Global Group  3,615 213
Crown Holdings  3,440 284
Graphic Packaging Holding  9,135 233
Silgan Holdings  2,502 134
Sonoco Products  2,885 176
1,289
Metals & Mining 1.6%
Alcoa  5,249 223
Cleveland-Cliffs (1) 15,256 280
MP Materials (1) 2,712 76
Reliance Steel & Aluminum  1,741 447
Royal Gold  1,956 254
Southern Copper  2,540 194
SSR Mining  6,150 93
United States Steel  6,738 176
1,743
Paper & Forest Products 0.1%
Louisiana-Pacific  2,105 114
114
Total Materials 5,073
REAL ESTATE 6.2%
Diversified Real Estate Investment Trusts 0.4%
WP Carey, REIT  6,228 482
482
Health Care Real Estate Investment Trusts 0.5%
Healthcare Realty Trust, REIT  11,364 220
Medical Properties Trust, REIT (2) 17,675 145
Omega Healthcare Investors, REIT  6,989 192
557

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Hotel & Resort Real Estate Investment Trusts 0.1%
Park Hotels & Resorts, REIT  6,642 82
82
Industrial Real Estate Investment Trusts 0.9%
Americold Realty Trust, REIT  8,035 229
EastGroup Properties, REIT  1,224 202
First Industrial Realty Trust, REIT  3,918 208
Rexford Industrial Realty, REIT  5,814 347
986
Office Real Estate Investment Trusts 0.5%
Cousins Properties, REIT  4,492 96
Douglas Emmett, REIT  5,040 62
Highwoods Properties, REIT  3,096 72
Hudson Pacific Properties, REIT  4,031 27
JBG SMITH Properties, REIT  3,217 48
Kilroy Realty, REIT  3,454 112
SL Green Realty, REIT (2) 1,913 45
Vornado Realty Trust, REIT  5,252 81
543
Real Estate Management & Development 0.6%
Howard Hughes (1) 1,091 87
Jones Lang LaSalle (1) 1,417 206
Opendoor Technologies, Class A (1) 14,065 25
WeWork, Class A (1)(2) 6,145 5
Zillow Group, Class A (1) 1,678 73
Zillow Group, Class C (1) 4,694 209
605
Residential Real Estate Investment Trusts 1.2%
American Homes 4 Rent, Class A, REIT  9,191 289
Apartment Income REIT, REIT  4,440 159
Equity LifeStyle Properties, REIT  5,282 355
Sun Communities, REIT  3,629 511
1,314
Retail Real Estate Investment Trusts 0.5%
Brixmor Property Group, REIT  8,871 191
National Retail Properties, REIT  5,374 237
Spirit Realty Capital, REIT  4,139 165
593
Specialized Real Estate Investment Trusts 1.5%
CubeSmart, REIT  6,678 309
EPR Properties, REIT  2,204 84
Gaming & Leisure Properties, REIT  7,261 378

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
Lamar Advertising, Class A, REIT  2,589 259
Life Storage, REIT  2,502 328
National Storage Affiliates Trust, REIT  2,522 105
Rayonier, REIT  4,346 144
1,607
Total Real Estate 6,769
UTILITIES 1.6%
Electric Utilities 0.6%
Avangrid  2,117 84
Hawaiian Electric Industries  3,223 124
IDACORP  1,497 162
OGE Energy  5,965 225
595
Gas Utilities 0.3%
National Fuel Gas  2,614 151
UGI  6,214 216
367
Independent Power & Renewable Electricity Producers 0.4%
Brookfield Renewable, Class A  3,784 132
Vistra  11,739 282
414
Water Utilities 0.3%
Essential Utilities  6,914 302
302
Total Utilities 1,678
Total Common Stocks (Cost $123,338) 107,501
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 4.82% (3)(4) 60,591 61
Total Short-Term Investments (Cost $61) 61

T. ROWE PRICE Mid-Cap Index Fund

Shares $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL 1.6%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund, 4.82% (3)(4) 1,735,361 1,735
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 1,735
Total Securities Lending Collateral (Cost $1,735) 1,735
Total Investments in Securities 101.6%
(Cost $125,134) $ 109,297
Other Assets Less Liabilities (1.6)% (1,715)
Net Assets 100.0% $ 107,582
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at March 31, 2023.
(3) Seven-day yield
(4) Affiliated Companies
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Mid-Cap Index Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended March 31, 2023.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.82% $ — $ — $ 3++
Totals $ —# $ — $ 3+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
03/31/23
T. Rowe Price Government
Reserve Fund, 4.82% $ 2,015  ¤  ¤ $ 1,796
Total $ 1,796^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $3 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,796.

T. ROWE PRICE Mid-Cap Index Fund
Unaudited
Notes to Portfolio of Investments
19
T. Rowe Price Mid-Cap Index Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors
(the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies;
tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)

T. ROWE PRICE Mid-Cap Index Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value

T. ROWE PRICE Mid-Cap Index Fund

prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 107,456 $ 45 $ — $ 107,501
Short-Term Investments 61 — — 61
Securities Lending Collateral 1,735 — — 1,735
Total $ 109,252 $ 45 $ — $ 109,297

T. ROWE PRICE Mid-Cap Index Fund

certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.